Shareholder Report, Average Annual Return (Details)		12 Months Ended	24 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
PGIM US Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		1.97%		5.35%		6.39%
PGIM US REAL ESTATE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		6.11%		5.75%		6.20%
PGIM US REAL ESTATE FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		8.09%		6.80%		7.26%
PGIM US REAL ESTATE FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		8.24%		6.84%	7.96%
PGIM Short Duration Muni Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		1.52%		0.57%		1.47%
Pgim Short Duration Muni Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		1.80%		0.09%		0.85%
PGIM Short Duration Muni Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		4.15%		1.33%		1.98%
Pgim Short Duration Muni Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		4.18%		1.36%	2.10%
PGIM Conservative Retirement Spending Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		9.62%	8.88%
PGIM Enhanced Retirement Spending Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		16.73%	12.55%
PGIM Moderate Retirement Spending Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		12.85%	10.70%
Without Sales Load [Member] | PGIM US Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		7.90%		6.54%		7.00%
Without Sales Load [Member] | PGIM US REAL ESTATE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		7.11%		5.75%		6.20%
Without Sales Load [Member] | PGIM Short Duration Muni Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		3.86%		1.03%		1.70%
Without Sales Load [Member] | Pgim Short Duration Muni Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		2.80%		0.09%		0.85%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80% [1]	12.93% [1]	12.06%	13.80%	14.16%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[1]	4.29%		0.84%	2.16%	2.16%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	4.35%	4.61%
FTSE NAREIT Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT Equity REITs Index
Average Annual Return, Percent		6.84%		5.82%	5.99%	5.57%
Bloomberg 1-8 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-8 Year Municipal Index
Average Annual Return, Percent		3.85%		1.30%		1.77%
Bloomberg 1-8 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-8 Year Municipal Index
Average Annual Return, Percent		3.85%		1.30%	1.82%	1.77%
Conservative Retirement Spending Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Retirement Spending Fund Custom Benchmark
Average Annual Return, Percent		9.68%	8.43%
S&P Target Risk Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Average Annual Return, Percent		9.66%	7.66%
Enhanced Retirement Spending Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Enhanced Retirement Spending Fund Custom Benchmark
Average Annual Return, Percent		16.30%	11.73%
S&P Target Risk Moderate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Moderate Index
Average Annual Return, Percent		11.41%	8.61%
Moderate Retirement Spending Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Retirement Spending Fund Custom Benchmark
Average Annual Return, Percent		12.89%	10.12%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.